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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21609

Western Asset Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK	10018
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end:	September 30

Date of reporting period:	July 1, 2011- June 30, 2012

Item 1.  Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21609

Reporting Period: 07/01/2011 - 06/30/2012

Western Asset Variable Rate Strategic Fund Inc.

=============== Western Asset Variable Rate Strategic Fund Inc. ================

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN

Meeting Date: JUL 15, 2011   Meeting Type: SPECIAL

Record Date:  JUL 13, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   Proxy to Assign Power of Attorney to    FOR       FOR          Management

      New Board of Directors

--------------------------------------------------------------------------------

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN

Meeting Date: AUG 31, 2011   Meeting Type: SPECIAL

Record Date:  AUG 30, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   Proxies for the Power of Attorney and   FOR       FOR          Management

      approval of board compensation

--------------------------------------------------------------------------------

GEORGIA GULF CORP

Ticker:       GGC            Security ID:  US3732003021

Meeting Date: MAY 22, 2012   Meeting Type: ANNUAL

Record Date:  MAY 09, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Elect directors.                        FOR       FOR          Management

1.1-1

Item  Proposal to the compensation of the     FOR       FOR          Management

2     company's named executive officers.

Item  Proposal to ratify the appointment of   FOR       FOR          Management

3     Ernest & Young LLP to serve as the

      independent registered public

      accounting firm for year 2012.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Western Asset Variable Rate Strategic Fund Inc.

By (Signature and Title)*	/s/ R. Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

Date	August 24, 2012

* Print the name and title of each signing officer under his or her signature.